Summary of Significant Accounting Policies (Details)				3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Aug. 29, 2025 USD ($)	Aug. 26, 2025 USD ($)	Jun. 30, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($)	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Feb. 26, 2026 shares	Feb. 18, 2026	Jun. 04, 2025 $ / shares shares	Feb. 26, 2025	Dec. 31, 2023 USD ($)	Feb. 09, 2023
Summary of Significant Accounting Policies [Line Items]
Impairment charges											$ 111,033
Equity method investment											10,636,544
Exceed federally-insured limits	250,000			$ 250,000				$ 250,000		250,000
Federally insured limits	0									0
Deferred offering costs	84,652									84,652
Impairment											259,579
Carrying value equity method investment										1,069,000
Redemption aggregate cash amount										1,745,000
Payment of equity investment										95,000
Regular payments on equity investments										75,000
Reserve for credit loss	0						$ 1,650,000
Reserve for credit loss							1,650,000		$ 1,650,000
Aggregate amount		$ 1,122,000
Credit loss recovery						$ 1,650,000
Proceeds from stock subscription liability										150,000
Advertising and marketing costs				105,271			$ 322,552	$ 315,117	393,702	843,497	$ 237,671
Dilutive securities									$ 162,473	$ 162,473
Common stock, conversion price (in Dollars per share) | $ / shares							$ 20	$ 0.00		$ 20	$ 225
Percentage of purchase															40.00%		40.00%
Reverse stock split										1-for-15
Cash equivalent
Federally-insured limits
Payment of fair value								9,000,000
Additional paid-in capital of capital transaction					$ 1,861,266
Proceeds of sale of subsidiary								9,000,000
Advance to sale of subsidiary				3,158,078				3,158,078
Note payable				1,188,700				1,188,700
Paying off due to related party								41,922
Excess of its carrying value								7,138,734
Share subscription liability	$ 150,000			$ 150,000				$ 150,000		$ 150,000
Pre-funded warrants (in Shares) | shares				174,550			7,500	174,550	7,500
CODM description								The Company’s Chief Executive Officer is its CODM. The Company reports operational data to its CODM at the segment level, which he uses to evaluate performance and allocate resources based on income from equity method investment – Lab Services MSO and AI generated publishing operating income.		During the year ended December 31, 2025, the management reporting structure was composed of two strategic business units, mainly organized by services, led by the Company’s Chief Executive Officer, who is its CODM. Using the accounting guidance on segment reporting, the Company determined that its two operating segments were aligned with its two reportable segments corresponding to its strategic business units.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]								Chief Executive Officer		Chief Executive Officer
Developed technology and Trade Name [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life	1 year			1 year				1 year		1 year
Pre Funded Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants outstanding (in Shares) | shares	25,215									25,215
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares subscribed (in Shares) | shares														7,082
Per share (in Dollars per share) | $ / shares														$ 70.6
Additional paid-in capital of capital transaction
Lab Services MSO [Member]
Summary of Significant Accounting Policies [Line Items]
Equity method investment											$ 10,636,544					$ 12,095,020
Equity interest rate															40.00%
Carrying value equity method investment										11,029,221
Carrying value of the extinguished										632,916
Lab Services MSO [Member] | Pre Funded Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Carrying value equity method investment										$ 13,377,916
Dr Yu Zhou [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate	40.00%									40.00%
Subsequent Event [Member] | Common Stock [Member] | Pre Funded Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants outstanding (in Shares) | shares												0.002
Subscription Agreement [Member]
Summary of Significant Accounting Policies [Line Items]
Proceeds from stock subscription liability										$ 150,000
Share subscription liability				$ 150,000				$ 150,000
Mr. Lu [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of membership interests													100.00%
Mr. Lu [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of membership interests													100.00%
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate	7.1889									7.1889	7.1889
RMB [Member] | Asset and liability Accounts [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate	6.9964									6.9964	7.298
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate											1
United States [Member] | Asset and liability Accounts [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate											1
Laboratory Services MSO, LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate amount		600,000	$ 1,722,000
Attorneys fees			50,000
Interest receivable			$ 22,000
Monthly installment		$ 93,500
Lab Services MSO [Member]
Summary of Significant Accounting Policies [Line Items]
Redemption aggregate cash amount										$ 11,029,221
Laboratory Services MSO, LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Equity method investment											$ 259,579
Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Additional paid-in capital of capital transaction								1,861,266
Wenzhao Lu [Member]
Summary of Significant Accounting Policies [Line Items]
Note payable				$ 5,800,000				$ 5,800,000
Laboratory Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment charges										111,033	$ 0
Series B Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Carrying value of the extinguished										$ 2,348,695
Preferred stock, convertible conversion price (in Dollars per share) | $ / shares	$ 48.2									$ 48.2
Series B Convertible Preferred Stock [Member] | Lab Services MSO [Member]
Summary of Significant Accounting Policies [Line Items]
Carrying value equity method investment										$ 11,000,000
Series A Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Preferred stock, convertible conversion price (in Dollars per share) | $ / shares	3,000									$ 3,000
Series E Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Preferred stock, convertible conversion price (in Dollars per share) | $ / shares	1,134			$ 30				$ 30		1,134
Series C Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Preferred stock, convertible conversion price (in Dollars per share) | $ / shares	48.2			48.2				48.2		48.2
Series D Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Preferred stock, convertible conversion price (in Dollars per share) | $ / shares	$ 30			$ 48.2				$ 48.2		$ 30
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares subscribed (in Shares) | shares														7,082
Per share (in Dollars per share) | $ / shares														$ 70.6